Accrued Expenses	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Accrued loyalty payable	$5,722	$5,327
Sales taxes payable	7,170	9,971
Excise taxes payable	4,082	3,414
Accrued payroll expenses	29,088	25,227
Interest payable	10,421	6,330
Deferred revenue	2,173	866
Accrued inventory expenses	7,901	8,002
Accrued marketing expenses	2,045	4,306
Accrued legal expenses	4,009	6,275
Property & other taxes payable	1,214	2,243
Other accrued expenses	28,363	29,350
Total accrued expenses	$102,188	$101,311